Note 4 - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 006
Document Information [Line Items]
Plan Termination	PLAN TERMINATION
Although it has not expressed the intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA and the IRC. The Plan document includes provisions for the distribution of vested contributions in the event of the termination of the Plan.